Inventories, net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2021	Dec. 31, 2022
Inventory Disclosure [Abstract]
Fuel	$ 876		$ 809
Other	13		12
Inventories, net	889		821
Inventory Valuation Reserves	230		$ 116
Inventory Adjustments	114
Inventory Write-down	$ (190)	$ (5)